Investment in associate - Schedule of Carrying Amount of Investment in Associate (Details) - USD ($) $ in Thousands	Dec. 17, 2025	Dec. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Current assets			$ 1,447,784	$ 1,482,138
Current liabilities			(789,067)	(412,174)
Investment in associate			109,423	$ 0
Amex Exploration Inc.
Disclosure of associates [line items]
Current assets			30,357
Non-current assets			95,919
Current liabilities			(3,220)
Non-current liabilities			(14,815)
Net assets (liabilities)			108,241
Company's share of net assets			29,513
Fair value and other accounting adjustments			79,911
Investment in associate			$ 109,423
Investment in associate, percentage of net assets acquired	100.00%
Proportion of ownership interest in associate (as a percent)	27.27%	16.77%